UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Bushido Capital US Equity ETF Ticker: SMRI Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Semi-Annual Shareholder Report https://bushidoetf.com/smri/

This semi-annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/smri/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.71%

KEY FUND STATISTICS (as of Period End)
Net Assets	$499,810,566	Portfolio Turnover Rate*	79%
# of Portfolio Holdings	51	Advisory Fees Paid	$1,718,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.1%
Health Care	19.7%
Energy	14.6%
Consumer Discretionary	13.7%
Industrials	7.9%
Financials	6.1%
Communication Services	3.7%
Utilities	2.1%
Materials	1.9%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Zoom Communications, Inc. - Class A	2.3%
Fortinet, Inc.	2.2%
Diamondback Energy, Inc.	2.2%
Coterra Energy, Inc.	2.2%
Devon Energy Corp.	2.2%
Chevron Corp.	2.1%
Royalty Pharma PLC - Class A	2.1%
F5, Inc.	2.1%
Cardinal Health, Inc.	2.1%
Everest Group Ltd.	2.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/smri/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2026

Bushido Capital US SMID Cap Equity ETF Ticker: RNIN Listed on: The Nasdaq Stock Market LLC	January 31, 2026 Semi-Annual Shareholder Report https://bushidoetf.com/rnin/

This semi-annual shareholder report contains important information about the Bushido Capital US SMID Cap Equity ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://bushidoetf.com/rnin/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.67%

KEY FUND STATISTICS (as of Period End)
Net Assets	$130,549,373	Portfolio Turnover Rate*	81%
# of Portfolio Holdings	80	Advisory Fees Paid	$413,426
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	23.5%
Energy	20.4%
Health Care	15.4%
Industrials	10.1%
Information Technology	9.1%
Communication Services	8.3%
Materials	5.6%
Consumer Staples	5.1%
Financials	2.4%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
SM Energy Co.	2.6%
Stride, Inc.	1.6%
Bunge Global SA	1.6%
California Resources Corp.	1.5%
CF Industries Holdings, Inc.	1.5%
Crescent Energy Co. - Class A	1.5%
Alkermes PLC	1.5%
Century Aluminum Co.	1.4%
Magnolia Oil & Gas Corp. - Class A	1.4%
World Kinect Corp.	1.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bushidoetf.com/rnin/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: January 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.7%
Advertising - 1.9%
Omnicom Group, Inc.	128,114	$9,869,903

Interactive Media & Services - 1.8%
Pinterest, Inc. - Class A (a)	402,286	8,902,589
Total Communication Services		18,772,492

Consumer Discretionary - 13.7%
Automotive Parts & Equipment - 1.9%
Aptiv PLC (a)	127,524	9,659,943

Homebuilding - 5.9%
DR Horton, Inc.	64,345	9,577,110
PulteGroup, Inc.	78,918	9,871,853
Toll Brothers, Inc.	68,893	9,954,349
		29,403,312
Hotels, Resorts & Cruise Lines - 5.9%
Airbnb, Inc. - Class A (a)	75,467	9,763,166
Booking Holdings, Inc.	1,978	9,893,639
Expedia Group, Inc.	37,270	9,870,587
		29,527,392
Total Consumer Discretionary		68,590,647

Energy - 14.6%
Integrated Oil & Gas - 2.2%
Chevron Corp.	60,348	10,675,561

Oil & Gas Equipment & Services - 2.0%
SLB Ltd.	210,080	10,163,670

Oil & Gas Exploration & Production - 6.5%
Coterra Energy, Inc.	376,130	10,851,350
Devon Energy Corp.	267,708	10,764,539
Diamondback Energy, Inc.	66,267	10,864,475
		32,480,364
Oil & Gas Refining & Marketing - 3.9%
Marathon Petroleum Corp.	56,059	9,877,035
Valero Energy Corp.	52,897	9,597,103
		19,474,138
Total Energy		72,793,733
The accompanying notes are an integral part of these financial statements.

1

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Financials - 6.1%
Reinsurance - 4.2%
Everest Group Ltd.	31,488	$10,431,345
RenaissanceRe Holdings Ltd.	36,946	10,407,688
		20,839,033
Transaction & Payment Processing Services - 1.9%
PayPal Holdings, Inc.	182,588	9,620,561
Total Financials		30,459,594

Health Care - 19.7%
Biotechnology - 6.0%
Amgen, Inc.	29,891	10,219,135
Incyte Corp. (a)	97,352	9,742,015
United Therapeutics Corp. (a)	21,533	10,109,528
		30,070,678
Health Care Distributors - 2.1%
Cardinal Health, Inc.	48,557	10,433,928

Health Care Equipment - 2.0%
Dexcom, Inc. (a)	140,584	10,268,255

Health Care Facilities - 2.0%
Tenet Healthcare Corp. (a)	52,331	9,905,212

Health Care Services - 2.0%
Cigna Group	36,642	10,043,939

Managed Health Care - 1.5%
Humana, Inc.	37,652	7,349,670

Pharmaceuticals - 4.1%
Merck & Co., Inc.	91,049	10,039,973
Royalty Pharma PLC - Class A	255,414	10,645,656
		20,685,629
Total Health Care		98,757,311

Industrials - 7.9%
Aerospace & Defense - 1.9%
Textron, Inc.	106,723	9,398,028

Building Products - 1.9%
Carlisle Cos., Inc.	28,433	9,692,525

The accompanying notes are an integral part of these financial statements.

2

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 4.1%
Mueller Industries, Inc.	75,664	$10,300,897
Snap-on, Inc.	27,417	10,037,638
		20,338,535
Total Industrials		39,429,088

Information Technology - 30.1% (b)
Application Software - 10.1%
Adobe, Inc. (a)	34,672	10,167,564
Docusign, Inc. (a)	179,887	9,451,263
Salesforce, Inc.	45,735	9,709,083
Workday, Inc. - Class A (a)	55,368	9,724,282
Zoom Communications, Inc. - Class A (a)	125,045	11,516,644
		50,568,836
Communications Equipment - 2.2%
F5, Inc. (a)	38,528	10,618,702

Internet Services & Infrastructure - 1.9%
GoDaddy, Inc. - Class A (a)	95,353	9,584,884

IT Consulting & Other Services - 5.7%
Accenture PLC - Class A	35,868	9,456,240
Cognizant Technology Solutions Corp. - Class A	119,882	9,837,517
Gartner, Inc. (a)	44,163	9,257,006
		28,550,763
Semiconductors - 2.0%
QUALCOMM, Inc.	65,074	9,864,568

Systems Software - 4.1%
Fortinet, Inc. (a)	134,448	10,925,244
Gen Digital, Inc.	403,413	9,677,878
		20,603,122
Technology Hardware, Storage & Peripherals - 4.1%
Dell Technologies, Inc. - Class C	89,988	10,298,227
NetApp, Inc.	105,854	10,199,033
		20,497,260
Total Information Technology		150,288,135

Materials - 1.9%
Gold - 1.9%
Newmont Corp.	84,828	9,530,426

The accompanying notes are an integral part of these financial statements.

3

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Utilities - 2.1%
Electric Utilities - 2.1%
NRG Energy, Inc.	67,542	$10,308,935
TOTAL COMMON STOCKS (Cost $478,787,764)		498,930,361

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.61% (c)	1,117,157	1,117,157
TOTAL MONEY MARKET FUNDS (Cost $1,117,157)		1,117,157

TOTAL INVESTMENTS - 100.0% (Cost $479,904,921)		$500,047,518
Liabilities in Excess of Other Assets - (0.0)% (d)		(236,952)
TOTAL NET ASSETS - 100.0%		$499,810,566

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

4

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 8.3%
Broadcasting - 1.2%
Fox Corp. - Class A	21,902	$1,594,028

Interactive Media & Services - 5.8%
Match Group, Inc.	49,241	1,533,857
TripAdvisor, Inc. (a)	113,754	1,511,791
Yelp, Inc. (a)	52,635	1,441,146
Ziff Davis, Inc. (a)	45,863	1,752,884
ZoomInfo Technologies, Inc. (a)	159,747	1,285,963
		7,525,641
Movies & Entertainment - 1.3%
Stubhub Holdings, Inc. - Class A (a)	122,971	1,736,350
Total Communication Services		10,856,019

Consumer Discretionary - 23.5%
Apparel Retail - 2.3%
Abercrombie & Fitch Co. - Class A (a)	12,760	1,245,759
Gap, Inc.	60,989	1,706,472
		2,952,231
Apparel, Accessories & Luxury Goods - 2.3%
PVH Corp.	23,404	1,459,474
Tapestry, Inc.	12,332	1,565,054
		3,024,528
Automotive Parts & Equipment - 5.0%
Aptiv PLC (a)	21,045	1,594,159
BorgWarner, Inc.	35,472	1,681,727
Garrett Motion, Inc.	92,780	1,673,751
Gentex Corp.	68,694	1,580,649
		6,530,286
Automotive Retail - 1.2%
Asbury Automotive Group, Inc. (a)	6,665	1,563,009

Broadline Retail - 2.5%
eBay, Inc.	19,015	1,734,548
Etsy, Inc. (a)	29,050	1,538,488
		3,273,036
Education Services - 1.6%
Stride, Inc. (a)	24,398	2,064,071

Footwear - 1.2%
Crocs, Inc. (a)	17,856	1,498,476
The accompanying notes are an integral part of these financial statements.

5

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Homebuilding - 6.3%
DR Horton, Inc.	10,976	$1,633,668
Lennar Corp. - Class A	15,233	1,665,729
NVR, Inc. (a)	214	1,634,046
PulteGroup, Inc.	13,501	1,688,840
Taylor Morrison Home Corp. (a)	27,055	1,649,002
		8,271,285
Specialized Consumer Services - 1.1%
H&R Block, Inc.	37,022	1,460,518
Total Consumer Discretionary		30,637,440

Consumer Staples - 5.1%
Agricultural Products & Services - 1.6%
Bunge Global SA	18,116	2,063,050

Brewers - 1.3%
Molson Coors Beverage Co. - Class B	34,926	1,677,845

Food Retail - 1.0%
Maplebear, Inc. (a)	35,151	1,306,211

Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	19,475	1,626,747
Total Consumer Staples		6,673,853

Energy - 20.4%
Coal & Consumable Fuels - 1.3%
Core Natural Resources, Inc.	18,027	1,719,415

Oil & Gas Exploration & Production - 15.0%
Antero Resources Corp. (a)	47,222	1,717,464
APA Corp.	66,004	1,743,166
California Resources Corp.	36,451	1,950,128
Chord Energy Corp.	17,772	1,781,465
Crescent Energy Co. - Class A	195,419	1,909,244
Gulfport Energy Corp. (a)	7,773	1,587,013
Magnolia Oil & Gas Corp. - Class A	73,579	1,877,000
Permian Resources Corp.	115,306	1,859,886
SM Energy Co.	171,618	3,341,394
Viper Energy, Inc. - Class A	42,005	1,778,492
		19,545,252
Oil & Gas Refining & Marketing - 4.1%
HF Sinclair Corp.	34,624	1,800,102
The accompanying notes are an integral part of these financial statements.

6

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Par Pacific Holdings, Inc. (a)	45,837	$1,729,888
World Kinect Corp.	69,137	1,860,477
		5,390,467
Total Energy		26,655,134

Financials - 2.4%
Reinsurance - 2.4%
Everest Group Ltd.	4,761	1,577,224
RenaissanceRe Holdings Ltd.	5,708	1,607,944
Total Financials		3,185,168

Health Care - 15.4%
Biotechnology - 6.3%
Alkermes PLC (a)	56,221	1,905,330
Amicus Therapeutics, Inc. (a)	113,195	1,617,556
BioMarin Pharmaceutical, Inc. (a)	26,798	1,515,159
Catalyst Pharmaceuticals, Inc. (a)	66,139	1,607,178
TG Therapeutics, Inc. (a)	52,601	1,548,047
		8,193,270
Health Care Distributors - 1.2%
Henry Schein, Inc. (a)	20,984	1,583,872

Health Care Facilities - 1.1%
Universal Health Services, Inc. - Class B	7,106	1,430,154

Health Care Services - 1.2%
DaVita, Inc. (a)	14,163	1,548,582

Managed Health Care - 1.3%
Molina Healthcare, Inc. (a)	9,827	1,764,831

Pharmaceuticals - 4.3%
Collegium Pharmaceutical, Inc. (a)	32,790	1,505,717
CorMedix, Inc. (a)	132,476	1,028,014
Harmony Biosciences Holdings, Inc. (a)	41,828	1,527,558
Jazz Pharmaceuticals PLC (a)	9,393	1,545,055
		5,606,344
Total Health Care		20,127,053

Industrials - 10.1%
Building Products - 2.6%
Builders FirstSource, Inc. (a)	15,555	1,779,492
The accompanying notes are an integral part of these financial statements.

7

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Masco Corp.	24,851	$1,642,403
		3,421,895
Construction & Engineering - 1.4%
Tutor Perini Corp.	23,324	1,840,030

Construction Machinery & Heavy Transportation Equipment - 1.3%
Allison Transmission Holdings, Inc.	15,940	1,732,678

Data Processing & Outsourced Services - 1.1%
Concentrix Corp.	39,104	1,460,534

Industrial Machinery & Supplies & Components - 1.2%
Symbotic, Inc. (a)	27,719	1,507,082

Passenger Ground Transportation - 1.1%
Lyft, Inc. - Class A (a)	82,700	1,395,149

Trading Companies & Distributors - 1.4%
DNOW, Inc. (a)	116,935	1,776,243
Total Industrials		13,133,611

Information Technology - 9.1%
Application Software - 3.3%
Clear Secure, Inc. - Class A	44,342	1,446,436
Dropbox, Inc. - Class A (a)	57,518	1,465,559
RingCentral, Inc. - Class A (a)	54,916	1,421,226
		4,333,221
Electronic Manufacturing Services - 1.2%
Jabil, Inc.	6,838	1,621,905

IT Consulting & Other Services - 1.3%
Amdocs Ltd.	19,871	1,628,230

Systems Software - 1.2%
Dolby Laboratories, Inc. - Class A	24,320	1,561,101

Technology Hardware, Storage & Peripherals - 2.1%
HP, Inc.	69,239	1,346,006
NetApp, Inc.	14,604	1,407,095
		2,753,101
Total Information Technology		11,897,558

The accompanying notes are an integral part of these financial statements.

8

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
Materials - 5.6%
Aluminum - 1.4%
Century Aluminum Co. (a)	41,740	$1,892,074

Fertilizers & Agricultural Chemicals - 1.5%
CF Industries Holdings, Inc.	20,626	1,922,962

Gold - 1.4%
Coeur Mining, Inc. (a)	88,301	1,804,872

Steel - 1.3%
Steel Dynamics, Inc.	9,192	1,650,608
Total Materials		7,270,516
TOTAL COMMON STOCKS (Cost $125,771,381)		130,436,352

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.61% (b)	135,417	135,417
TOTAL MONEY MARKET FUNDS (Cost $135,417)		135,417

TOTAL INVESTMENTS - 100.0% (Cost $125,906,798)		$130,571,769
Liabilities in Excess of Other Assets - (0.0)% (c)		(22,396)
TOTAL NET ASSETS - 100.0%		$130,549,373

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

9

BUSHIDO ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF
ASSETS:
Investments, at value (See Note 2)	$500,047,518	$130,571,769
Dividends receivable	53,170	44,719
Dividend tax reclaims receivable	16,869	–
Receivable for fund shares sold	–	282,269
Total assets	500,117,557	130,898,757

LIABILITIES:
Payable to adviser (See Note 3)	306,991	73,967
Payable for investments purchased	–	275,417
Total liabilities	306,991	349,384
NET ASSETS	$499,810,566	$130,549,373

NET ASSETS CONSISTS OF:
Paid-in capital	$477,154,940	$98,520,802
Total distributable earnings	22,655,626	32,028,571
Total net assets	$499,810,566	$130,549,373

Net assets	$499,810,566	$130,549,373
Shares issued and outstanding(a)	13,895,000	4,625,000
Net asset value per share	$35.97	$28.23

COST:
Investments, at cost	$479,904,921	$125,906,798

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026

	Bushido Capital US Equity ETF	Bushido Capital US SMID Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$4,462,463	$1,093,902
Less: Dividend withholding taxes	(185)	(185)
Less: Issuance fees	–	(102)
Total investment income	4,462,278	1,093,615

EXPENSES:
Investment advisory fee (See Note 3)	1,718,863	413,426
Total expenses	1,718,863	413,426
NET INVESTMENT INCOME (LOSS)	2,743,415	680,189

REALIZED AND UNREALIZED GAIN (LOSS)	52,638,445	10,087,114
Net realized gain (loss) from:
Investments	(18,022,086)	(796,924)
In-kind redemptions	47,671,274	28,389,055
Net realized gain (loss)	29,649,188	27,592,131

Net change in unrealized appreciation (depreciation) on:
Investments	22,989,257	(17,505,017)
Net change in unrealized appreciation (depreciation)	22,989,257	(17,505,017)
Net realized and unrealized gain (loss)	52,638,445	10,087,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,381,860	$10,767,303

The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Bushido Capital US Equity ETF		Bushido Capital US SMID Cap Equity ETF
	Period ended January 31, 2026 (Unaudited)	Year ended July 31, 2025	Period ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$2,743,415	$4,214,449	$680,189	$202,029
Net realized gain (loss)	29,649,188	62,049,797	27,592,131	11,106,009
Net change in unrealized appreciation (depreciation)	22,989,257	(29,216,844)	(17,505,017)	(7,628,811)
Net increase (decrease) in net assets from operations	55,381,860	37,047,402	10,767,303	3,679,227

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,883,087)	(6,421,067)	(863,986)	(19,337)
Total distributions to shareholders	(3,883,087)	(6,421,067)	(863,986)	(19,337)

CAPITAL TRANSACTIONS:
Shares sold	241,142,117	406,684,146	109,881,175	37,424,561
Shares issued from reorganization (See Note 1)	—	—	—	85,331,345
Shares redeemed	(223,724,114)	(363,451,653)	(94,157,475)	(21,493,440)
Net increase (decrease) in net assets from capital transactions	17,418,003	43,232,493	15,723,700	101,262,466

NET INCREASE (DECREASE) IN NET ASSETS	68,916,776	73,858,828	25,627,017	104,922,356

NET ASSETS:
Beginning of the period	430,893,790	357,034,962	104,922,356	—
End of the period	$499,810,566	$430,893,790	$130,549,373	$104,922,356

SHARES TRANSACTIONS
Shares sold	6,820,000	12,900,000	3,980,000	1,470,000
Shares issued from reorganization (See Note 1)	—	—	—	3,415,000
Shares redeemed	(6,280,000)	(11,500,000)	(3,390,000)	(850,000)
Total increase (decrease) in shares outstanding	540,000	1,400,000	590,000	4,035,000

(a)	Inception date of the Fund was May 14, 2025.
The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(d)(e)
Bushido Capital US Equity ETF
1/31/2026(f)	$32.26	0.20	3.79	3.99	(0.28)	(0.28)	$35.97	12.38%	$499,811	0.71%	1.13%	79%
7/31/2025	$29.86	0.33	2.57	2.90	(0.50)	(0.50)	$32.26	9.78%	$430,894	0.71%	1.05%	125%
7/31/2024(g)	$25.00	0.31	4.67	4.98	(0.12)	(0.12)	$29.86	19.99%	$357,035	0.71%	1.32%	152%
Bushido Capital US SMID Cap Equity ETF
1/31/2026(f)	$26.00	0.15	2.27	2.42	(0.19)	(0.19)	$28.23	9.31%	$130,549	0.67%	1.10%	81%
7/31/2025(h)	$24.99	0.05	0.97	1.02	(0.01)	(0.01)	$26.00	4.09%	$104,922	0.67%	0.97%	29%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was September 13, 2023.
(h)	Inception date of the Fund was May 14, 2025.
The accompanying notes are an integral part of these financial statements.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Bushido Capital US Equity ETF (“SMRI”) and Bushido Capital US SMID Cap Equity ETF (“RNIN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification classification
SMRI	September 13, 2023	10,000	The Nasdaq Stock Market LLC	Diversified
RNIN	May 14, 2025	10,000	The Nasdaq Stock Market LLC	Non-diversified

The investment objective for each Fund is to:

Fund	Investment Objective
SMRI	seek to provide long-term capital appreciation
RNIN	seek to provide long-term capital appreciation

As part of the SMRI’s commencement of operations on September 13, 2023, SMRI received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $223,648,154 of securities which were recorded at their current value to align SMRI’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, SMRI elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of September 13, 2023, was $159,575,574, resulting in net unrealized appreciation on investments of $64,072,580 as of that date. As a result of the in-kind contribution, SMRI issued 8,945,000 shares at a $25.00 per share net asset value.

As part of RNIN’s commencement of operations on May 14, 2025, RNIN received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $85,331,345 of securities which were recorded at their current value to align RNIN’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, RNIN elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of May 14, 2025, was $55,532,546, resulting in net unrealized appreciation on investments of $29,798,799 as of that date. As a result of the in-kind contribution, RNIN issued 3,415,000 shares at a $24.99 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from August 1, 2025 to January 31, 2026 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
SMRI
Investments:
Common Stocks	$498,930,361	$—	$—	$498,930,361
Money Market Funds	1,117,157	—	—	1,117,157
Total Investments	$500,047,518	$—	$—	$500,047,518

RNIN
Investments:
Common Stocks	$130,436,352	$—	$—	$130,436,352
Money Market Funds	135,417	—	—	135,417
Total Investments	$130,571,769	$—	$—	$130,571,769

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
SMRI	$(82,675,510)	$82,675,510
RNIN	(11,333,435)	11,333,435

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

SMRI	0.71%
RNIN	0.67%

Sepio Capital, L.P. (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
SMRI	$379,539,929	$378,033,848
RNIN	100,326,135	97,141,046

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
SMRI	$237,801,320	$223,790,365
RNIN	106,922,145	94,369,260

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

BUSHIDO ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended July 31, 2025, for each Fund were as follows:

	SMRI	RNIN
Tax cost of Investments	$439,716,009	$82,851,721
Gross tax unrealized appreciation	30,485,187	22,979,066
Gross tax unrealized depreciation	(39,151,653)	(885,752)
Net tax unrealized appreciation (depreciation)	$(8,666,466)	$22,093,314
Undistributed ordinary income	809,814	182,692
Undistributed long-term gain	—	—
Total distributable earnings	809,814	182,692
Other accumulated gain (loss)	(20,986,495)	(150,752)
Total accumulated gain (loss)	$(28,843,147)	$22,125,254

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended July 31, 2025, there were no post-October late year losses and post-October capital losses.

For the fiscal period ended July 31, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
SMRI	$(18,432,230)	$(2,554,265)
RNIN	(150,752)	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended July 31, 2025 were as follows:

	Fiscal Period Ended January 31, 2026 (Unaudited)	Fiscal Period Ended July 31, 2025
	Ordinary Income
SMRI	$3,883,087	$6,421,067
RNIN(a)	863,986	19,337
(a) Inception date of the Fund was May 14, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

BUSHIDO ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

SMRI	100.00%
RNIN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2025, were as follows:

SMRI	100.00%
RNIN	46.24%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended July 31, 2025, were as follows:

SMRI	0.00%
RNIN	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026